Segmented information (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segmented information

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			8,372	12,419	2,677	—	23,468
Inter-segment			50	243	444	(737)	—
Total operating revenues			8,422	12,662	3,121	(737)	23,468
Operating costs		5	(4,856)	(7,386)	(2,428)	737	(13,933)
Segment profit (1)			3,566	5,276	693	—	9,535
Severance, acquisition and other costs		6					(136)
Depreciation and amortization	15,	16					(4,014)
Finance costs
Interest expense		7					(1,000)
Interest on post-employment benefit obligations		24					(69)
Other expense		8					(348)
Income taxes		9					(995)
Net earnings							2,973
Goodwill		19	3,048	4,679	2,931	—	10,658
Indefinite-life intangible assets		16	3,948	1,692	2,467	—	8,107
Capital expenditures			656	3,201	114	—	3,971

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2017	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			7,881	12,200	2,676	—	22,757
Inter-segment			45	200	428	(673)	—
Total operating revenues			7,926	12,400	3,104	(673)	22,757
Operating costs		5	(4,550)	(7,210)	(2,388)	673	(13,475)
Segment profit (1)			3,376	5,190	716	—	9,282
Severance, acquisition and other costs		6					(190)
Depreciation and amortization	15,	16					(3,844)
Finance costs
Interest expense		7					(955)
Interest on post-employment benefit obligations		24					(72)
Other expense		8					(102)
Income taxes		9					(1,069)
Net earnings							3,050
Goodwill		19	3,032	4,497	2,899	—	10,428
Indefinite-life intangible assets		16	3,891	1,692	2,645	—	8,228
Capital expenditures			731	3,174	129	—	4,034

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products
The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Services(1)
Wireless	6,258	6,048
Data	7,466	7,192
Voice	3,793	3,968
Media	2,677	2,676
Other services	247	211
Total services	20,441	20,095
Products(2)
Wireless	2,114	1,833
Data	466	410
Equipment and other	447	419
Total products	3,027	2,662
Total operating revenues	23,468	22,757
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.